Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 514,193	$ 250,002	$ 180,015
Voyage expenses	(19,816)	(11,223)	(8,337)
Vessel operating expenses	(137,164)	(98,403)	(91,667)
Time-charter hire expense	(74,898)	(22,160)	(6,174)
Depreciation and amortization	(73,760)	(53,292)	(50,973)
General and administrative expenses	(17,354)	(12,821)	(13,522)
Gain on sale of vessel	771	9,955	(71)
Restructuring charge	(4,772)
Income from operations	187,200	62,058	9,271
Equity income	14,411	$ 5,228	$ 854
Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Gain on sale of vessel	771
Operating Segments [Member] | Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Revenues	496,455
Voyage expenses	(19,468)
Vessel operating expenses	(123,572)
Time-charter hire expense	(74,860)
Depreciation and amortization	(72,118)
General and administrative expenses	(15,369)
Gain on sale of vessel	771
Restructuring charge	(4,445)
Income from operations	187,394
Equity income	14,411
Operating Segments [Member] | Ship-to-Ship Transfer [Member]
Segment Reporting Information [Line Items]
Revenues	18,587
Voyage expenses	(348)
Vessel operating expenses	(14,441)
Time-charter hire expense	(38)
Depreciation and amortization	(1,642)
General and administrative expenses	(1,985)
Gain on sale of vessel	0
Restructuring charge	(327)
Income from operations	(194)
Equity income	0
Inter-segment Revenue [Member]
Segment Reporting Information [Line Items]
Revenues	(849)
Voyage expenses	0
Vessel operating expenses	849
Time-charter hire expense	0
Depreciation and amortization	0
General and administrative expenses	0
Gain on sale of vessel	0
Restructuring charge	0
Income from operations	0
Equity income	$ 0